Intangible and Crypto Assets	6 Months Ended
Jun. 30, 2026
Intangible and Crypto Assets [Abstract]
Intangible and crypto assets

Note 17. Intangible and crypto assets

Intangible and crypto assets consisted of the following:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Crypto assets under the cost-less-impairment model:
WECAN tokens	-	500

Crypto assets and related balances:
USDC tokens and related market-maker receivable	82	-
Total crypto assets and related balances, net	82	500

Intangible assets subject to amortization:
Trademarks	1,912	676
Patents	2,282	2,281
License agreements	5,336	5,449
Customer relationships	12,730	13,127
Technology	12,908	-
Other intangibles	3,624	5,277
Total intangible assets, gross	38,874	27,310
Accumulated amortization for:
Trademarks	(82)	(31)
Patents	(2,281)	(2,281)
License agreements	(3,365)	(2,463)
Customer relationships	(614)	(288)
Technology	(219)	-
Other intangibles	(1,908)	(1,294)
Total accumulated amortization	(8,469)	(6,357)
Total intangible assets subject to amortization, net	30,323	20,453
Total intangible assets, net	30,405	20,953
Amortization charge for the 6 months ended June 30,	2,296	-

Management evaluated the acquired identifiable intangible assets and other long-lived assets under ASC 360 and concluded that the asset group was recoverable, and no impairment loss was required as of June 30, 2026.

At December 31, 2025, the Group held 195,788,312 WECAN utility tokens received through token purchase and service arrangements with Wecan. Because Wecan was a related party, the WECAN tokens were outside the scope of ASC 350-60 and were accounted for as indefinite-lived intangible assets under ASC 350-30 using a cost-less-impairment model.

Immediately prior to obtaining control of Wecan on June 1, 2026, the carrying amount of the WECAN tokens was USD 561,377. Based on observable market pricing at May 31, 2026, the Group recognized an impairment loss of USD 322,668, reducing the carrying amount to USD 238,709.Upon consolidation of Wecan on June 1, 2026, the remaining USD 238,709 carrying amount was derecognized because WECAN is issued by a consolidated subsidiary and no corresponding obligation was recognized within Wecan. Accordingly, the consolidated carrying amount of WECAN tokens was nil at June 30, 2026.

The Group continues to track the underlying WECAN token quantities notwithstanding the nil carrying amount at June 30, 2026. Any subsequent external transfer or disposal will be accounted for based on the terms and substance of the transaction.

At June 30, 2026, the Group held 65,412 USDC tokens through Wecan’s Uniswap liquidity arrangement. The USDC tokens were owned and withdrawable by Wecan and had a fair value of USD 65,412 at June 30, 2026. The remaining USD 16,214 included within crypto assets and related balances relates to a market-maker receivable.

As of June 30, 2026, a balance of USD 2,786,454 of license fees was outstanding in line with agreed payment terms, made up of USD 1,906,039 payable in the next 12 months recorded in accounts payable and USD 880,415 payable in long-term recorded in other noncurrent liabilities on the consolidated balance sheet.

The useful economic life of intangible assets is as follows:

●	Technology	15 years

●	Trademarks	9 to 15 years

●	Patents	5 to 10 years

●	License agreements	1 to 3 years

●	Customer relationships	19 years

●	Other intangibles	2 to 9 years

Future amortization charges are detailed below:

Future estimated aggregate amortization expense Year	USD’000
2026	2,647
2027	3,306
2028	2,053
2029	1,786
2030 and beyond	20,531
Total intangible assets subject to amortization, net	30,323